UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022
(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th floor	250 Connecticut Avenue NW, Suite 500
New York, NY 10022	Washington, DC 20036

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2017

Date of reporting period: May 31, 2017

Item 1.      Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)

Global X Junior MLP ETF (ticker: MLPJ)

Semi-Annual Report

May 31, 2017

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2017 (Unaudited)

Global X MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.9%
Oil & Gas — 99.9%
Antero Midstream Partners	439,590	$15,227,398
Boardwalk Pipeline Partners	719,274	12,997,281
Buckeye Partners	445,018	28,481,152
DCP Midstream Partners	522,797	17,660,083
Enbridge Energy Partners	1,246,402	20,640,417
Energy Transfer Partners	2,400,533	52,235,598
EnLink Midstream Partners	933,796	15,846,518
Enterprise Products Partners	2,313,362	62,021,235
Equities Midstream Partners	338,648	24,978,676
Genesis Energy	605,705	18,891,939
Magellan Midstream Partners	672,398	48,809,371
MPLX	883,157	29,188,339
NuStar Energy	516,391	23,537,102
ONEOK Partners	594,225	29,063,545
Phillips 66 Partners	252,537	12,505,632
Plains All American Pipeline	1,569,446	41,558,930
Shell Midstream Partners	509,911	15,210,645
Spectra Energy Partners	417,921	18,029,112
Tallgrass Energy Partners	265,725	13,179,960
TC PipeLines	299,627	16,860,011
Tesoro Logistics	426,326	22,586,751
Western Gas Partners	473,423	26,383,864
Williams Partners	901,862	35,325,935
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $542,936,597)		601,219,494
TOTAL INVESTMENTS — 99.9%
(Cost $542,936,597)		$601,219,494

Percentages are based on Net Assets of $601,898,696.

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Junior MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.9%
BERMUDA — 3.5%
Oil & Gas — 3.5%
Teekay LNG Partners	18,080	$274,816
MONACO — 2.6%
Oil & Gas — 2.6%
GasLog Partners	9,293	203,517
UNITED KINGDOM — 6.0%
Oil & Gas — 6.0%
Golar LNG Partners	16,370	323,471
KNOT Offshore Partners	7,067	149,820
TOTAL UNITED KINGDOM		473,291
UNITED STATES — 87.8%
Basic Materials — 5.0%
Hi-Crush Partners *	20,767	271,010
Terra Nitrogen	1,544	125,929
		396,939
Oil & Gas — 82.8%
Alliance Holdings GP	10,291	291,338
Alliance Resource Partners	14,353	308,589
American Midstream Partners	12,363	148,974
Archrock Partners	12,174	188,575
Black Stone Minerals	23,962	391,299
Cheniere Energy Partners	12,447	400,171
Cone Midstream Partners	7,616	161,688
Crestwood Equity Partners	15,869	363,400
CVR Refining Partners	46,795	453,912
Delek Logistics Partners	2,929	88,749
Dominion Energy Midstream Partners	18,335	525,298
Holly Energy Partners	13,446	440,491
Martin Midstream Partners	10,576	192,483
Noble Midstream Partners	4,355	200,286
NuStar GP Holdings	11,336	294,169
Rice Midstream Partners	24,431	598,804
Suburban Propane Partners	20,509	484,833
Summit Midstream Partners	15,157	350,127
SunCoke Energy Partners	5,707	95,021
Teekay Offshore Partners	38,151	119,413

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Transmontaigne Partners	4,333	$180,036
USA Compression Partners	9,571	147,106
Viper Energy Partners	5,086	86,564
Western Refining Logistics	1,507	37,223
		6,548,549
TOTAL UNITED STATES		6,945,488
TOTAL INVESTMENTS — 99.9%
(Cost $7,549,780)		$7,897,112

Percentages are based on Net Assets of $7,907,594.

*	Non-income producing security.

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Statements of Assets and Liabilities

May 31, 2017 (Unaudited)

	Global X MLP ETF	Global X Junior MLP ETF
Assets:
Cost of Investments	$542,936,597	$7,549,780
Investments, at Value	$601,219,494	$7,897,112
Receivable for Investment Securities Sold	47,197,692	—
Receivable for Capital Shares Sold	4,463,198	—
Income Tax Receivable	1,262,519	20,390
Dividend and Interest Receivable	—	3,390
Total Assets	654,142,903	7,920,892
Liabilities:
Payable for Investment Securities Purchased	51,006,583	—
Due to Custodian	990,224	1,608
Payable due to Investment Adviser	218,467	5,264
Franchise Tax Payable	25,069	6,426
Overdraft Fees	3,864	—
Total Liabilities	52,244,207	13,298
Net Assets	$601,898,696	$7,907,594
Net Assets Consist of:
Paid-in Capital	$611,186,590	$12,719,011
Distributions in Excess of Net Investment Income, Net of Taxes	(9,602,348)	(2,164,004)
Accumulated Net Realized Loss on Investments, Net of Taxes	(70,805,409)	(2,998,424)
Net Unrealized Appreciation on Investments, Net of Taxes	71,119,863	351,011
Net Assets	$601,898,696	$7,907,594
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	54,950,000	1,000,000

Net Asset Value, Offering and Redemption Price Per Share	$10.95	$7.91

The accompanying notes are an integral part of the financial statements.

4

Statements of Operations

For the period ended May 31, 2017 (Unaudited)

	Global X MLP ETF	Global X Junior MLP ETF
Investment Income:
Dividend Income	$—	$9,534
Distributions from Master Limited Partnerships	17,293,306	308,003
Less: Return of Capital Distributions	(17,293,306)	(312,890)
Interest Income	349	10
Total Investment Income	349	4,657
Supervision and Administration Fees(1)	1,085,326	32,206
Custodian Fees	11,933	—
Total Expenses	1,097,259	32,206
Net Investment Loss, Before Taxes	(1,096,910)	(27,549)
Tax Benefit/(Expense), Net of Valuation Allowance	—	—
Net Investment Loss, Net of Taxes	(1,096,910)	(27,549)
Net Realized Loss on:
Investments	(5,747,571)	(100,051)
Tax Benefit/(Expense), Net of Valuation Allowance	—	—
Net Realized Loss on Investments, Net of Taxes	(5,747,571)	(100,051)
Net Change in Unrealized Appreciation on:
Investments	3,753,714	207,655
Tax Benefit/(Expense), Net of Valuation Allowance	—	—
Net Change in Unrealized Appreciation on Investments, Net of Taxes	3,753,714	207,655
Net Realized and Unrealized Gain (Loss) on Investments, Net of Taxes	(1,993,857)	107,604
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,090,767)	$80,055

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

5

Statements of Changes in Net Assets

	Global X MLP ETF		Global X Junior MLP ETF
	Period Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016	Period Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations:
Net Investment Loss, Net of Taxes	$(1,096,910)	$(1,905,781)	$(27,549)	$(57,556)
Net Realized Loss on Investments, Net of Taxes	(5,747,571)	(50,855,744)	(100,051)	(1,816,737)
Net Change in Unrealized Appreciation on Investments, Net of Taxes	3,753,714	93,706,347	207,655	1,847,520
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,090,767)	40,944,822	80,055	(26,773)
Dividends and Distributions:
Net Investment Income	—	(429,219)	—	—
Tax Return of Capital	(17,368,750)	(21,600,606)	(282,500)	(557,000)
Total Dividends and Distributions	(17,368,750)	(22,029,825)	(282,500)	(557,000)
Capital Share Transactions:
Issued	254,006,905	213,606,280	—	2,686,310
Redeemed	(5,214,260)	(41,082,576)	—	(386,506)
Increase in Net Assets from Capital Share Transactions	248,792,645	172,523,704	—	2,299,804
Total Increase (Decrease) in Net Assets	228,333,128	191,438,701	(202,445)	1,716,031
Net Assets:
Beginning of Year/Period	373,565,568	182,126,867	8,110,039	6,394,008
End of Year/Period	$601,898,696	$373,565,568	$7,907,594	$8,110,039
Distributions in Excess of Net Investment Income, Net of Taxes	$(9,602,348)	$(8,505,438)	$(2,164,004)	$(2,136,455)

Share Transactions:
Issued	22,150,000	20,400,000	—	350,000
Redeemed	(450,000)	(4,400,000)	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	21,700,000	16,000,000	—	300,000

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

												Ratio of Expenses to Average Net Assets				Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)		Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)	Net Tax Expense (%)	Total Expenses (%)		Before Net Tax Benefit (%)	Net Tax Benefit (%)	Net Investment Loss (%)	Portfolio Turnover (%)††
Global X MLP ETF
2017(Unaudited)	11.24	(0.03)	0.14	^	0.11	—	(0.40)	(0.40)	10.95	0.81	601,899	0.45	—	0.45	†	(0.45)	—	(0.45)†	16.72
2016	10.56	(0.07)	1.58		1.51	(0.02)	(0.81)	(0.83)	11.24	15.34	373,566	0.47	0.03	0.50		(0.47)	(0.23)	(0.70)	37.20
2015	16.45	(0.09)	(4.83)		(4.92)	—	(0.97)	(0.97)	10.56	(31.08)	182,127	0.45	(4.81)	(4.36)		(0.44)	(0.18)	(0.62)	47.44
2014	16.11	(0.05)	1.32		1.27	(0.60)	(0.33)	(0.93)	16.45	7.95	142,279	0.47	3.52	3.99		(0.47)	0.17	(0.30)	30.65
2013	14.85	(0.05)	2.22		2.17	(0.26)	(0.65)	(0.91)	16.11	14.85	66,852	0.47	7.20	7.67		(0.47)	0.18	(0.29)	14.15
2012(1)	14.96	(0.04)	0.58		0.54	(0.02)	(0.63)	(0.65)	14.85	3.74	16,330	0.45	3.07	3.52	†	(0.45)	0.17	(0.28)†	6.43
Global X Junior MLP ETF
2017(Unaudited)	8.11	(0.03)	0.11		0.08	—	(0.28)	(0.28)	7.91	0.75	7,908	0.75	—	0.75	†	(0.64)	—	(0.64)†	26.22
2016	9.13	(0.07)	(0.25	)^	(0.32)	—	(0.70)	(0.70)	8.11	(2.47)	8,110	0.88	—	0.88		(0.88)	(0.03)	(0.91)	61.56
2015	15.42	(0.18)	(5.06)		(5.24)	(0.46)	(0.59)	(1.05)	9.13	(35.30)	6,394	0.75	(6.30)	(5.55)		(0.73)	(0.70)	(1.43)	57.32
2014	15.64	(0.07)	0.85		0.78	(1.00)	—	(1.00)	15.42	4.75	16,964	0.75	2.03	2.78		(0.63)	0.23	(0.40)	70.42
2013(2)	15.09	(0.07)	1.68		1.61	(0.75)	(0.31)	(1.06)	15.64	10.86	14,073	0.81	4.30	5.11	†	(0.81)	0.29	(0.52)†	68.54

(1)	The Fund commenced operations on April 18, 2012.
(2)	The Fund commenced operations on January 14, 2013.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7

Notes to Financial Statements

May 31, 2017 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2017, the Trust had one hundred two portfolios, fifty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF (“MLP”) and Global X Junior MLP ETF (“Junior MLP”) (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

8

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2017, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

9

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – The Funds are taxed as regular C-corporations for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax liability exceeds their regular federal income tax liability. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity-level income taxes. Under current law, the Funds are not eligible to elect treatment as regulated investment companies due to their investments primarily in MLPs invested in energy assets. As a result, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies, which are not so obligated. The Funds expect that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Funds’ current tax liability. However, the amount of taxes currently paid by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Funds.

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in the Funds’ adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of their investments. Upon the sale of an MLP security, the Funds may be liable for previously deferred taxes. The Funds will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Funds’ NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available. The Funds will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. During the period ended May 31, 2017, the Funds did not incur any interest or penalties.

10

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (continued)

Since the Funds will be subject to taxation on their taxable income, the NAV of Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.

The Funds’ income tax expense/(benefit) consists of the following:

For the period ended May 31, 2017

	Current		Deferred		Total
	MLP	Junior MLP	MLP	Junior MLP	MLP	Junior MLP
Federal	$-	$-	$(1,102,036)	$28,150	$(1,102,036)	$28,150
State	-	-	(61,084)	2,641	(61,084)	2,641
Valuation allowance	-	-	1,163,120	(30,791)	1,163,120	(30,791)
Total tax expense (benefit)	$-	$-	$-	$-	$-	$-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Funds’ deferred tax assets and liabilities are as follows:

For the period ended May 31, 2017

	MLP	Junior MLP
Deferred tax assets:
Net operating loss carryforward	$7,970,998	$197,578
Capital loss carryforward	7,330,217	983,675
Other	138,848	39,216
Less Valuation Allowance	(1,698,260)	(1,139,213)
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(13,741,803)	(81,256)
Net Deferred Tax Asset	$-	$-

Each Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Funds are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Net operating losses that may be generated by the Funds are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

11

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (continued)

The Funds have estimated net operating loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
MLP	11/30/2016	$3,371,920	11/30/2036
MLP	11/30/2017	18,206,311	11/30/2037

Junior MLP	11/30/2015	62,479	11/30/2035
Junior MLP	11/30/2016	301,459	11/30/2036
Junior MLP	11/30/2017	167,328	11/30/2037

The Funds have estimated capital loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
MLP	11/30/2016	$19,843,576	11/30/2021

Junior MLP	11/30/2015	354,711	11/30/2020
Junior MLP	11/30/2016	2,088,923	11/30/2021
Junior MLP	11/30/2017	201,364	11/30/2022

Based upon the Funds' assessment, it has been determined that it is not more likely than not that a portion of the Funds' deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Funds' deferred tax assets. The Funds will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Funds' assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% for Global X MLP ETF and 34% for Global X Junior MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the period ended May 31, 2017

	MLP		Junior MLP
Income tax expense at statutory rate	$(1,081,767)	-35.00%	$27,219	34.00%
State income taxes (net of federal benefit)	(59,961)	-1.94%	1,685	2.10%
Permanent differences, net	(19,145)	-0.62%	577	0.72%
Other adjustments	(2,247)	-0.07%	1,311	1.64%
Change in valuation allowance	1,163,120	37.63%	(30,792)	-38.46%
	$-	0.00%	$-	0.00%

The difference in federal statutory rates between the two Funds relates to the progressive nature of the federal corporate income tax brackets and management’s expectation of what rates to which the Funds will be subject.

12

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Funds. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2016, 2015, 2014 and 2013 remain subject to examination by tax authorities in the U.S. Due to the nature of the Funds’ investments, the Funds may be required to file income tax returns in several states. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds have accrued a state franchise tax liability for the period ended May 31, 2017. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Funds’ investments, the Funds may be required to file franchise state returns in several states.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X MLP ETF	$564,019,160	$47,814,206	$(10,613,872)	$37,200,334
Global X Junior MLP ETF	7,678,622	764,588	(546,098)	218,490

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of return of capital, differing cost relief methodologies, and wash sales adjustments from the Funds’ investments in MLPs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds intend to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

The Funds also expect that a portion of the distributions they receive from MLPs may be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

13

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

For the period ended May 31, 2017, the Funds made the following tax basis distributions from MLP distributions received.

	MLP	Junior MLP
Net investment income	$-	$-
Return of capital	17,368,750	282,500
Total	$17,368,750	$282,500

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The creation fee may be waived for a Fund until it reaches a certain asset size. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2017	Redemption Fee
Global X MLP ETF	50,000	$250	$547,500	$250
Global X Junior MLP ETF	50,000	250	395,500	250

CASH OVERDRAFT CHARGES – Per the terms of the agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services, if any, (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses supervision and administration fees pursuant to the agreement:

14

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

Supervision and
Administration Fee
Global X MLP ETF	0.45%
Global X Junior MLP ETF	0.75%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen & Company, Ltd. (“Cohen”) prepares Federal form 1120 and state tax returns for the Funds. In addition, among other things, Cohen has been engaged to assist the Funds in the calculation of the current and deferred tax provisions for financial statement purposes for the Funds’ period ended May 31, 2017.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a Distribution Agreement. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2017, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$82,734,445	$106,562,284
Global X Junior MLP ETF	2,232,334	2,537,176

15

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the year or period ended November 30, 2016 and May 31 2017, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
2016	Purchases	Maturities	Gain/(Loss)
Global X M LP ETF	$213,710,271	$-	$-
Global X Junior M LP ETF	2,683,645	-	-

		Sales and	Realized
2017	Purchases	Maturities	Gain/(Loss)
Global X M LP ETF	$254,173,162	$-	$-
Global X Junior M LP ETF	-	-	-

For the period ended May 31, 2017, there were no purchases or sales of long term U.S. Government securities for the Funds.

5. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in their underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not their underlying indices). A more complete description of risks is included in each Fund’s prospectus and SAI.

Under normal circumstances, the Funds invest at least 80% of their total assets in securities of their Underlying Index, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

16

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

5. CONCENTRATION OF RISKS (concluded)

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

6. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2017, the Funds had no securities on loan.

7. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

17

Notes to Financial Statements (concluded)

May 31, 2017 (Unaudited)

8. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

18

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2016 to May 31, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,008.10	0.45%	$2.25
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27
Global X Junior MLP ETF
Actual Fund Return	$1,000.00	$1,007.50	0.75%	$3.75
Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)
(2)	During the period ended May 31, 2017 the Funds had a tax benefit. During periods/years when the Funds have a tax expense, expenses could be higher.

19

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

20

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-0500

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Global X SuperDividend® Alternatives ETF (ticker: ALTY)

Semi-Annual Report

May 31, 2017

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2017 (Unaudited)

Global X MLP & Energy Infrastructure ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Approximately 76% of the securities are Common Stock and 24% are Master Limited Partnerships.

	Shares	Value
COMMON STOCK — 76.0%
Oil & Gas — 76.0%
Archrock	442,438	$4,645,599
Cheniere Energy *	371,174	18,083,597
Cheniere Energy Partners Holdings	244,405	6,562,274
Enbridge^	701,263	27,005,638
Enbridge Energy Management *	493,042	7,928,115
EnLink Midstream	429,106	7,316,257
EQT	225,333	12,454,155
Kinder Morgan	1,286,433	24,133,483
ONEOK	392,101	19,479,578
Plains GP Holdings, Cl A	454,563	12,123,195
SemGroup, Cl A	386,966	11,995,946
Tallgrass Energy GP, Cl A	396,189	10,209,791
TransCanada^	551,918	25,636,591
Williams	741,011	21,192,915

TOTAL COMMON STOCK
(Cost $216,527,674)		208,767,134

MASTER LIMITED PARTNERSHIPS — 23.8%
Oil & Gas — 23.8%
Antero Midstream Partners	29,586	1,024,859
Boardwalk Pipeline Partners	48,384	874,299
Buckeye Partners	54,871	3,511,744
DCP Midstream Partners	35,235	1,190,238
Dominion Midstream Partners	21,273	609,471
Enable Midstream Partners	33,337	514,390
Energy Transfer Partners	399,382	8,690,552
EnLink Midstream Partners	62,930	1,067,922
Enterprise Products Partners	475,662	12,752,498
Equities Midstream Partners	22,890	1,688,367
Genesis Energy	40,891	1,275,390
Holly Energy Partners	17,381	569,402
Magellan Midstream Partners	89,306	6,482,722
MPLX	107,025	3,537,176
NuStar Energy	34,282	1,562,574
ONEOK Partners	67,204	3,286,948
Phillips 66 Partners	17,513	867,244
Plains All American Pipeline	148,523	3,932,889

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2017 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Shell Midstream Partners	34,414	$1,026,570
Spectra Energy Partners	28,233	1,217,972
Tallgrass Energy Partners	17,892	887,443
TC PipeLines	20,169	1,134,910
Tesoro Logistics	28,766	1,524,023
Valero Energy Partners	9,442	426,873
Western Gas Partners	32,056	1,786,481
Williams Partners	99,302	3,889,659

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $62,429,030)		65,332,616
TOTAL INVESTMENTS — 99.8%
(Cost $278,956,704)		$274,099,750

Percentages are based on Net Assets of $274,696,265.

^	Canadian security listed on the New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.

Cl — Class

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2017 (Unaudited)

Global X SuperDividend® Alternatives ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
REGISTERED INVESTMENT COMPANIES — 33.5%
BlackRock Global Opportunities Equity Trust	22,390	$296,668
BlackRock Income Trust	41,955	264,736
Eaton Vance Risk-Managed Diversified Equity Income Fund	29,246	271,988
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	24,975	287,962
Morgan Stanley Emerging Markets Domestic Debt Fund	33,620	272,658
Nuveen Mortgage Opportunity Term Fund	11,313	285,540
Stone Harbor Emerging Markets Income Fund	17,924	299,330
Templeton Emerging Markets Income Fund	24,309	276,393
Voya Global Equity Dividend and Premium Opportunity Fund	38,348	290,678
Western Asset Emerging Markets Debt Fund	16,892	266,725
Western Asset Mortgage Defined Opportunity Fund	11,662	293,299
TOTAL REGISTERED INVESTMENT COMPANIES
(Cost $2,934,046)		3,105,977

COMMON STOCK — 29.3%
Financials — 18.8%
Ares Capital	8,055	134,116
BlackRock Capital Investment	15,018	116,690
Fifth Street Finance	21,651	88,553
Goldman Sachs BDC	5,698	127,122
Golub Capital BDC	6,728	136,780
Hercules Capital	9,196	119,824
Main Street Capital	3,657	139,405
Medley Capital	16,517	100,589
New Mountain Finance	9,057	131,779
PennantPark Investment	16,664	124,647
Prospect Capital	15,479	123,522
Solar Capital	6,043	130,589
TCP Capital	7,578	127,992
TPG Specialty Lending	6,854	141,741
		1,743,349
Industrials — 1.2%
Macquarie Infrastructure	1,410	109,839

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	May 31, 2017 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 9.3%
Avangrid	2,722	$123,660
CenterPoint Energy	5,016	143,508
Duke Energy	1,451	124,322
Entergy	1,521	120,250
FirstEnergy	3,527	103,129
PPL	3,292	131,384
Southern	2,270	114,885
		861,138
TOTAL COMMON STOCK
(Cost $2,679,846)		2,714,326

EXCHANGE TRADED FUNDS — 26.4%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	21,349	283,728
Global X SuperDividend® REIT ETF (A)	143,616	2,168,602
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,361,111)		2,452,330

MASTER LIMITED PARTNERSHIPS — 10.5%
Financials — 1.9%
Apollo Global Management, Cl A	6,623	179,020
Industrials — 1.3%
Icahn Enterprises	2,420	115,434
Oil & Gas — 5.8%
CVR Refining	12,690	123,093
DCP Midstream Partners	3,330	112,487
Enbridge Energy Partners	4,641	76,855
Martin Midstream Partners	5,920	107,744
Sunoco	4,075	121,517
		541,696
Utilities — 1.5%
Ferrellgas Partners	9,984	55,611
Suburban Propane Partners	3,544	83,780
		139,391
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,054,261)		975,541

TOTAL INVESTMENTS — 99.7%
(Cost $9,029,264)		$9,248,174

Percentages are based on Net Assets of $9,279,411.

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	May 31, 2017 (Unaudited)

Global X SuperDividend® Alternatives ETF

(A)	Affiliated security (see Note 3 in Notes to Financial Statements).

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Statements of Assets and Liabilities

May 31, 2017 (Unaudited)

	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF
Assets:
Cost of Investments	$278,956,704	$6,935,034
Cost of Affiliated Investments	—	2,094,230

Investments, at Value	$274,099,750	$7,079,572
Affiliated Investments, at Value	—	2,168,602
Cash	130,435	16,570
Receivable for Investment Securities Sold	28,052,529	—
Receivable for Capital Shares Sold	1,363,198	—
Dividend and Interest Receivable	397,115	20,574
Reclaim Receivable	77,662	—
Total Assets	304,120,689	9,285,318
Liabilities:
Payable for Investment Securities Purchased	29,319,563	—
Payable due to Investment Adviser	104,861	5,907
Total Liabilities	29,424,424	5,907
Net Assets	$274,696,265	$9,279,411
Net Assets Consist of:
Paid-in Capital	$330,355,675	$9,111,364
Distributions in Excess of Net Investment Income	(2,542,902)	(57,740)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(48,259,554)	6,877
Net Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(4,856,954)	218,910
Net Assets	$274,696,265	$9,279,411
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	20,150,000	600,000
Net Asset Value, Offering and Redemption Price Per Share	$13.63	$15.47

The accompanying notes are an integral part of the financial statements.

6

Statements of Operations

For the period ended May 31, 2017 (Unaudited)

	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF
Investment Income:
Dividend Income	$2,444,699	$206,801
Dividend Income, from Affiliated Investments	—	66,449
Interest Income	312	—
Security Lending Income	6,486	—
Less: Foreign Taxes Withheld	(140,138)	—
Total Investment Income	2,311,359	273,250
Supervision and Administration Fees(1)	449,629	28,317
Custodian Fees	8	109
Total Expenses	449,637	28,426
Net Investment Income	1,861,722	244,824
Net Realized Loss on:
Investments	(7,419,504)	(5,266)
Affiliated Investments	—	(138)
Foreign Currency Transactions	(21)	—
Net Realized Loss on Investments and Foreign Currency Transactions	(7,419,525)	(5,404)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,790,897)	296,694
Affiliated Investments	—	88,042
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,790,897)	384,736
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(16,210,422)	379,332
Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,348,700)	$624,156

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

7

Statements of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF			Global X SuperDividend® Alternatives ETF
	Period Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016		Period Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations:
Net Investment Income	$1,861,722	$2,533,589		$244,824	$158,010
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions	(7,419,525)	(20,081,531	)(1)	(5,404)	1,568
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(8,790,897)	29,248,244		384,736	(104,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,348,700)	11,700,302		624,156	54,995
Dividends and Distributions from:
Net Investment Income	(6,260,034)	(4,335,500)		(283,031)	(167,364)
Return of Capital	—	—		—	(21,650)
Total Dividends and Distributions	(6,260,034)	(4,335,500)		(283,031)	(189,014)
Capital Share Transactions:
Issued	164,854,065	50,083,651		3,811,683	3,817,357
Redeemed	—	(24,679,663)		—	—
Increase in Net Assets from Capital Share Transactions	164,854,065	25,403,988		3,811,683	3,817,357
Total Increase in Net Assets	144,245,331	32,768,790		4,152,808	3,683,338
Net Assets:
Beginning of Year/Period	130,450,934	97,682,144		5,126,603	1,443,265
End of Year/Period	$274,696,265	$130,450,934		$9,279,411	$5,126,603
Undistributed (Distributions in Excess of) Net Investment Income	$(2,542,902)	$1,855,410		$(57,740)	$(19,533)
Share Transactions:
Issued	11,350,000	3,700,000		250,000	250,000
Redeemed	—	(2,150,000)		—	—
Net Increase in Shares Outstanding from Share Transactions	11,350,000	1,550,000		250,000	250,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

8

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MLP & Energy Infrastructure ETF
2017 (Unaudited)	14.82	0.14		(0.82)	(0.68)	(0.51)	—	(0.51)	13.63	(4.77)	274,696	0.45	†	1.86	†	23.42
2016	13.47	0.36		1.59	1.95	(0.60)	—	(0.60)	14.82	15.45	130,451	0.45		2.79		56.14
2015	18.92	0.27		(5.15)	(4.88)	(0.33)	(0.24)	(0.57)	13.47	(26.30)	97,682	0.45		1.56		33.36
2014	15.56	0.26		3.51	3.77	(0.35)	(0.06)	(0.41)	18.92	24.38	179,736	0.45		1.37		28.99
2013(1)	15.06	0.12		0.47	0.59	(0.05)	(0.04)	(0.09)	15.56	3.92	21,778	0.45	†	2.42	†	—
Global X SuperDividend® Alternatives ETF
2017 (Unaudited)	14.65	0.49		0.92	1.41	(0.59)	—	(0.59)	15.47	9.80	9,279	0.75	†	6.48	†	6.52
2016	14.43	0.99	#	0.53 ^	1.52	(1.15)	(0.15)	(1.30)	14.65	11.04	5,127	0.75		6.78	#	30.80
2015(2)	15.04	0.45		(0.76)	(0.31)	(0.30)	—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
#	See Note 8 in the Notes to Financial Statements.
(1)	The Fund commenced operations on August 6, 2013.
(2)	The Fund commenced operations on July 13, 2015.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

9

Notes to Financial Statements

May 31, 2017 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2017, the Trust had one hundred two portfolios, fifty seven of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF and the Global X SuperDividend® Alternatives ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded. For the Global X SuperDividend® Alternatives ETF, this was effective from December 1, 2015. See Note 8.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

10

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

11

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2017, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

12

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

13

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The creation fee may be waived for a Fund until it reaches certain asset size. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2017	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$250	$681,500	$250
Global X SuperDividend® Alternatives ETF	50,000	$250	$773,500	$250

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services, if any (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X SuperDividend® Alternatives ETF	0.75%

14

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a Distribution Agreement. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of the Funds, (2) make dividend and other distributions to shareholders of the Funds, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

The Global X SuperDividend® Alternatives ETF may invest in affiliated securities. The following is a summary of transactions with affiliates for the period ended May 31, 2017:

Value at 11/30/2016	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Loss	Value at 5/31/2017	Dividend Income
Global X SuperDividend® Alternatives ETF
Global X SuperDividend® REIT ETF
$1,205,242	$878,718	$(3,262)	$88,042	$(138)	$2,168,602	$66,449

15

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2017, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP & Energy Infrastructure ETF	$46,260,187	$50,784,916
Global X SuperDividend® Alternatives ETF	497,360	548,203

For the year or period ended November 30, 2016, and May 31, 2017 in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
2016	Purchases	Maturities	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$50,027,890	$18,583,762	$691,843
Global X SuperDividend® Alternatives ETF	3,812,390	-	-

		Sales and	Realized
2017	Purchases	Maturities	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$164,727,967	$-	$-
Global X SuperDividend® Alternatives ETF	3,808,921	-	-

During the period ended May 31, 2017, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2016 and November 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X MLP & Energy Infrastructure ETF
2016	$4,335,500	$—	$—	$4,335,500
2015	2,675,966	—	2,003,930	4,679,896
Global X SuperDividend® Alternatives ETF
2016	165,795	1,569	21,650	189,014
2015	29,850	—	—	29,850

16

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

5. TAX INFORMATION (continued)

As of November 30, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF
Undistributed Ordinary Income	$1,855,412	$—
Capital Loss Carryforwards	(22,767,687)	—
Unrealized Depreciation on Investments and Foreign Currency	(14,138,395)	(173,075)
Other Temporary Differences	(6)	(3)
Total Accumulated Losses	$(35,050,676)	$(173,078)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$6,444,310	$16,323,377	$22,767,687

During the fiscal year ended November 31, 2016, Global X SuperDividend® Alternatives ETF utilized $4,678 of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2017, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP & Energy Infrastructure ETF	$278,956,704	$11,535,725	$(16,392,679)	$(4,856,954)
Global X SuperDividend® Alternatives ETF	9,029,264	484,319	(265,409)	218,910

The preceding differences between book and tax cost are primarily due to MLP adjustments and wash sales.

17

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

6. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Funds may utilize a representative sampling strategy with respect to their underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying Index).

Under normal circumstances, the MLP & Energy Infrastructure ETF intends to invest up to 25% of its total assets in securities that have economic characteristics of the MLP asset class, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

18

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2017, the Funds had no securities on loan.

8. CHANGE IN ACCOUNTING ESTIMATE

Effective December 1, 2015, the Global X SuperDividend® Alternatives ETF changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the net investment income, cost of investments and appreciation (depreciation) on investments and the associated financial highlight ratios and per share disclosures to the extent that the Fund recorded investment income that differed from amounts previously estimated. There is no impact to net assets, total return or the expense ratio as a result of management’s change in methodology.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

19

Notes to Financial Statements (concluded)

May 31, 2017 (Unaudited)

10. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

20

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2016 to May 31, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$952.30	0.45%	$2.19
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27
Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$1,098.00	0.75%	$3.92
Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

21

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

22

Notes

23

Notes

24

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-0400

Global X FinTech ETF (ticker: FINX)

(formerly, Global X FinTech Thematic ETF)

Global X Internet of Things ETF (ticker: SNSR)

(formerly, Global X Internet of Things Thematic ETF)

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)

(formerly, Global X Robotics & Artificial Intelligence Thematic ETF)

Global X Health & Wellness Thematic ETF (ticker: BFIT)

Global X Longevity Thematic ETF (ticker: LNGR)

Global X Millennials Thematic ETF (ticker: MILN)

Global X U.S. Infrastructure Development ETF (ticker: PAVE)

Global X Conscious Companies  ETF (ticker: KRMA)

Global X Founder-Run Companies ETF (ticker: BOSS)

Semi-Annual Report

May 31, 2017

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2017 (Unaudited)

Global X FinTech ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 4.7%
Technology — 4.7%
IRESS	11,340	$101,305
MYOB Group	41,145	108,738
TOTAL AUSTRALIA		210,043

DENMARK— 4.0%
Technology — 4.0%
SimCorp	2,920	181,620

GERMANY— 8.8%
Financials — 1.4%
Hypoport *	435	64,569

Technology — 7.4%
GFT Technologies	1,852	42,027
Wirecard	4,370	291,553
		333,580
TOTAL GERMANY		398,149

ISLE OF MAN— 4.4%
Technology — 4.4%
Paysafe Group *	31,105	200,977

SWITZERLAND— 7.9%
Financials — 1.2%
Leonteq	1,125	53,893
Technology — 6.7%
Temenos Group	3,247	302,367
TOTAL SWITZERLAND		356,260

UNITED STATES— 70.1%
Consumer Services — 1.5%
Bankrate *	6,354	66,399

Financials — 17.6%
Black Knight Financial Services, Cl A *	4,302	171,434
HealthEquity *	4,082	186,955

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2017 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
LendingClub *	26,810	$147,455
LendingTree *	835	129,926
On Deck Capital *	4,974	17,608
Virtu Financial, Cl A	2,690	43,847
Yirendai ADR *	4,114	95,363
		792,588

Technology — 51.0%
Bottomline Technologies *	2,877	71,954
Ellie Mae *	1,765	193,373
Envestnet *	3,002	107,622
Fidelity National Information Services	2,600	223,262
First Data, Cl A *	17,290	296,177
Fiserv *	1,759	220,368
Guidewire Software *	3,098	205,769
Intuit	1,714	241,057
Mitek Systems *	2,267	17,683
PayPal Holdings *	5,247	273,946
Square, Cl A *	8,313	191,115
SS&C Technologies Holdings	6,817	256,183
		2,298,509
TOTAL UNITED STATES		3,157,496

TOTAL INVESTMENTS — 99.9%
(Cost $4,059,102)		$4,504,545

Percentages are based on Net Assets of $4,507,683.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Internet of Things ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA— 3.7%
Technology — 3.7%
AMS	27,348	$1,790,601
CANADA— 0.6%
Technology — 0.6%
Sierra Wireless *	11,793	319,643
FRANCE— 4.0%
Industrials — 4.0%
Legrand	14,356	985,232
Schneider Electric	12,553	967,787
TOTAL FRANCE		1,953,019
HONG KONG— 0.4%
Industrials — 0.4%
Wasion Group Holdings	374,060	175,210
JAPAN— 0.8%
Industrials — 0.5%
Nippon Ceramic	9,720	232,046
Technology — 0.3%
JIG-SAW *	2,376	136,220
TOTAL JAPAN		368,266
NETHERLANDS— 2.1%
Technology — 2.1%
NXP Semiconductors *	9,442	1,037,676
NORWAY— 0.5%
Technology — 0.5%
Nordic Semiconductor *	60,372	259,483
SWITZERLAND— 13.3%
Industrials — 1.9%
ABB	37,692	947,803
Technology — 11.4%
STMicroelectronics	339,153	5,600,554
TOTAL SWITZERLAND		6,548,357

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 4.6%
Technology — 4.6%
Advantech	235,429	$1,909,793
eMemory Technology	27,972	364,541
TOTAL TAIWAN		2,274,334
UNITED KINGDOM— 0.4%
Technology — 0.4%
Telit Communications	42,390	182,093
UNITED STATES— 69.4%
Health Care — 3.8%
DexCom *	27,996	1,871,253
Industrials — 20.2%
Ambarella *	12,216	715,125
Badger Meter	10,729	420,577
Belden	15,647	1,110,937
Emerson Electric	14,177	838,144
Honeywell International	6,358	845,550
Itron *	14,223	962,186
Johnson Controls International	33,314	1,391,193
Rockwell Automation	6,439	1,021,998
Sensata Technologies Holding *	63,484	2,566,657
		9,872,367
Technology — 45.4%
Alarm.com Holdings *	16,832	547,881
Analog Devices	13,059	1,119,940
Brocade Communications Systems	174,062	2,198,402
Cisco Systems	25,777	812,749
Cypress Semiconductor	116,000	1,622,840
Garmin	52,361	2,724,866
Fitbit, Cl A *	57,291	299,632
Impinj *	7,781	339,641
Intel	22,543	814,028
InterDigital	12,855	1,041,255
International Business Machines	4,868	743,003
Mobileye *	48,143	2,980,051
NETGEAR *	12,005	503,610
QUALCOMM	13,802	790,441
Rambus *	40,659	481,403
Sigma Designs *	17,118	106,988

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Silicon Laboratories *	15,530	$1,161,644
Silver Spring Networks *	18,792	191,303
Skyworks Solutions	35,104	3,736,118
		22,215,795
TOTAL UNITED STATES		33,959,415
TOTAL INVESTMENTS — 99.8%
(Cost $45,764,543)		$48,868,097

Percentages are based on Net Assets of $48,979,082.

*	Non-income producing security.

Cl — Class

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

 Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 2.8%
Industrials — 2.8%
ATS Automation Tooling Systems *	116,147	$1,111,854
MacDonald Dettwiler & Associates	47,109	2,186,817
TOTAL CANADA		3,298,671
FINLAND— 3.6%
Industrials — 3.6%
Cargotec, Cl B	70,610	4,208,270
FRANCE— 0.4%
Technology — 0.4%
Parrot *	37,846	459,627
GERMANY— 3.7%
Industrials — 3.7%
KUKA	36,254	4,321,388
JAPAN— 46.2%
Health Care — 2.0%
CYBERDYNE *	172,212	2,379,526
Industrials — 44.2%
Daifuku	155,666	4,750,850
FANUC	42,094	8,286,715
Keyence	20,165	9,173,949
Mitsubishi Electric	575,511	7,946,876
Omron	133,134	5,574,087
SMC	27,955	8,850,246
Toshiba Machine	209,423	924,162
Yaskawa Electric	331,597	6,611,850
		52,118,735
TOTAL JAPAN		54,498,261
SWITZERLAND— 9.7%
Health Care — 2.3%
Tecan Group	14,478	2,739,829
Industrials — 7.4%
ABB	346,263	8,707,125
TOTAL SWITZERLAND		11,446,954

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 6.3%
Industrials — 6.3%
QinetiQ Group	753,458	$3,036,709
Renishaw	92,838	4,436,837
TOTAL UNITED KINGDOM		7,473,546
UNITED STATES— 27.2%
Consumer Goods — 2.7%
iRobot *	34,601	3,208,205
Health Care — 8.3%
Accuray *	101,803	417,392
Intuitive Surgical *	10,275	9,398,338
		9,815,730
Industrials — 9.2%
Aerovironment *	31,590	980,554
FARO Technologies *	22,888	795,358
John Bean Technologies	37,566	3,241,946
Trimble Navigation *	160,744	5,793,214
		10,811,072
Technology — 7.0%
Brooks Automation	88,777	2,445,806
Mobileye *	92,891	5,749,953
TransEnterix *	222,327	105,383
		8,301,142
TOTAL UNITED STATES		32,136,149
TOTAL INVESTMENTS — 99.9%
(Cost $110,389,779)		$117,842,866

Percentages are based on Net Assets of $117,943,693.

*	Non-income producing security.

Cl — Class

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 0.7%
Consumer Goods — 0.7%
Blackmores	227	$17,240
CANADA— 3.2%
Consumer Goods — 3.2%
Gildan Activewear	2,528	73,200
CHINA— 4.5%
Consumer Goods — 4.2%
ANTA Sports Products	24,041	71,113
Li Ning *	28,470	19,546
Xtep International Holdings	16,644	6,194
		96,853
Health Care — 0.3%
iKang Healthcare Group ADR *	463	7,098
TOTAL CHINA		103,951
FINLAND— 1.6%
Consumer Goods — 1.6%
Amer Sports	1,563	36,294
FRANCE— 3.2%
Consumer Goods — 3.2%
Danone	996	74,010
GERMANY— 6.2%
Consumer Goods — 6.2%
adidas	362	69,304
Puma	189	74,674
TOTAL GERMANY		143,978
HONG KONG— 2.9%
Consumer Goods — 2.9%
Yue Yuen Industrial Holdings	16,749	66,739
IRELAND— 3.0%
Consumer Goods — 3.0%
Glanbia	3,481	70,851

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
ITALY— 0.9%
Consumer Goods — 0.9%
Technogym (A)	2,650	$22,022
JAPAN— 15.3%
Consumer Goods — 13.2%
ABC-Mart	1,086	63,539
Ariake Japan	429	30,802
Asics	2,659	44,627
Goldwin	129	7,337
Shimano	461	71,702
Yakult Honsha	1,169	82,771
Yonex	630	5,743
		306,521
Consumer Services — 0.6%
Tosho	160	7,943
Xebio Holdings	417	6,780
		14,723
Health Care — 1.5%
Tsumura	932	34,091
TOTAL JAPAN		355,335
NETHERLANDS— 0.4%
Consumer Goods — 0.4%
Wessanen	530	8,910
SOUTH KOREA— 1.1%
Consumer Goods — 0.8%
Youngone	579	19,031
Consumer Services — 0.3%
Fila Korea	112	7,673
TOTAL SOUTH KOREA		26,704
TAIWAN— 7.3%
Consumer Goods — 7.3%
Feng TAY Enterprise	8,774	34,129
Giant Manufacturing	4,856	28,494
Merida Industry	3,928	21,221
Pou Chen	38,826	53,568
Standard Foods	11,640	31,307
TOTAL TAIWAN		168,719
UNITED KINGDOM— 4.2%
Consumer Services — 4.2%
JD Sports Fashion	12,065	70,262

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Sports Direct International *	7,407	$28,466
TOTAL UNITED KINGDOM		98,728
UNITED STATES— 45.2%
Consumer Goods — 25.9%
Calavo Growers	230	15,571
Cal-Maine Foods	576	21,427
Columbia Sportswear	915	49,666
Fitbit, Cl A *	1,233	6,449
Hain Celestial Group *	1,361	47,540
Herbalife *	1,163	83,480
Lululemon Athletica *	1,309	63,185
Medifast	155	6,450
Nautilus *	396	7,187
NIKE, Cl B	1,226	64,966
Nu Skin Enterprises, Cl A	694	38,087
Nutrisystem	392	20,404
Sanderson Farms	299	35,491
SunOpta *	993	9,235
Under Armour, Cl A *	2,414	46,252
USANA Health Sciences *	321	20,672
VF	1,238	66,604
		602,666
Consumer Services — 14.2%
Dick's Sporting Goods	1,157	47,587
Finish Line, Cl A	467	6,589
Foot Locker	939	55,786
GNC Holdings, Cl A	931	7,057
Hibbett Sports *	235	5,452
Planet Fitness, Cl A	950	20,758
Sprouts Farmers Market *	1,793	42,960
United Natural Foods *	665	26,560
Vitamin Shoppe *	353	4,095
WebMD Health, Cl A *	500	27,990
Weight Watchers International *	398	10,467
Whole Foods Market	1,997	69,875
Zumiez *	384	5,472
		330,648
Health Care — 4.8%
DexCom *	888	59,354
Prestige Brands Holdings *	696	35,064
Tivity Health *	513	17,416
		111,834

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.3%
MINDBODY, Cl A *	253	$7,097
TOTAL UNITED STATES		1,052,245
TOTAL INVESTMENTS — 99.7%
(Cost $2,298,598)		$2,318,926

Percentages are based on Net Assets of $2,326,166.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of May 31, 2017 was $22,022 and represents 0.9% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Longevity Thematic ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 1.1%
Health Care — 1.1%
Cochlear	197	$21,498
Regis Healthcare	2,263	7,093
TOTAL AUSTRALIA		28,591
BELGIUM— 0.3%
Health Care — 0.3%
Ion Beam Applications	136	8,260
CHINA— 0.3%
Health Care — 0.3%
Luye Pharma Group	12,247	7,371
DENMARK— 7.6%
Health Care — 7.6%
Genmab *	210	44,851
GN Store Nord	322	9,831
H Lundbeck	682	36,420
Novo Nordisk, Cl B	2,091	88,938
William Demant Holding *	923	24,233
TOTAL DENMARK		204,273
FRANCE— 2.2%
Health Care — 2.2%
BioMerieux	136	28,675
Korian	237	7,971
Orpea	208	23,624
TOTAL FRANCE		60,270
GERMANY— 3.2%
Health Care — 3.2%
Fresenius Medical Care & KGaA	902	86,378
ITALY— 0.3%
Health Care — 0.3%
Amplifon	625	8,912

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 3.3%
Health Care — 3.3%
Kissei Pharmaceutical	293	$7,530
Miraca Holdings	162	6,819
Mochida Pharmaceutical	100	7,081
Nipro	535	7,479
Terumo	1,308	53,226
Toho Holdings	366	7,434
TOTAL JAPAN		89,569
NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	1,214	7,177
SOUTH KOREA— 1.7%
Health Care — 1.7%
Celltrion *	425	36,290
ViroMed *	93	8,373
TOTAL SOUTH KOREA		44,663
SWEDEN— 0.6%
Health Care — 0.6%
Attendo (A)	773	9,107
Elekta, Cl B	777	7,797
TOTAL SWEDEN		16,904
SWITZERLAND— 2.8%
Health Care — 2.8%
Sonova Holding	225	37,300
Straumann Holding	54	29,943
Ypsomed Holding	40	8,640
TOTAL SWITZERLAND		75,883
TAIWAN— 0.3%
Health Care — 0.3%
OBI Pharma *	834	7,112
UNITED KINGDOM— 2.5%
Consumer Goods — 0.3%
McCarthy & Stone (A)	3,147	7,597
Health Care — 2.2%
Smith & Nephew	3,019	52,771
Vectura Group *	3,910	5,941
		58,712
TOTAL UNITED KINGDOM		66,309
UNITED STATES— 73.2%
Consumer Services — 0.3%
Diplomat Pharmacy *	511	8,759

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 62.2%
AbbVie	1,178	$77,772
ABIOMED *	150	20,615
ACADIA Pharmaceuticals *	417	10,721
Align Technology *	279	40,511
Alkermes *	527	30,440
Amedisys *	147	8,808
Amgen	465	72,187
Array BioPharma *	902	6,837
Axovant Sciences *	381	8,150
Becton Dickinson	414	78,341
BeiGene ADR *	198	7,277
Biogen Idec *	282	69,871
Bluebird Bio *	90	6,782
Blueprint Medicines *	176	6,315
Boston Scientific *	3,092	83,578
Brookdale Senior Living *	582	7,997
Celgene *	606	69,332
Clovis Oncology *	140	7,232
DaVita Healthcare Partners *	670	44,394
DENTSPLY SIRONA	791	50,244
DexCom *	297	19,851
Eagle Pharmaceuticals *	87	6,347
Edwards Lifesciences *	728	83,772
Ensign Group	396	7,278
Exact Sciences *	325	11,853
Exelixis *	1,001	18,729
FibroGen *	307	8,074
Glaukos *	157	6,391
Halozyme Therapeutics *	608	7,174
Incyte *	549	71,002
Inogen *	99	8,775
Insulet *	181	7,597
Integra LifeSciences Holdings *	184	9,264
Ionis Pharmaceuticals *	426	19,507
Juno Therapeutics *	318	7,387
Kite Pharma *	189	13,668
Lexicon Pharmaceuticals *	510	7,064
LivaNova *	148	8,412
Medtronic	945	79,645
Merit Medical Systems *	265	9,408
Myriad Genetics *	419	8,527

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Natus Medical *	194	$6,577
NuVasive *	105	7,878
Puma Biotechnology *	211	16,142
Quest Diagnostics	473	51,448
Radius Health *	212	7,339
Regeneron Pharmaceuticals *	207	95,024
Sage Therapeutics *	105	6,942
Seattle Genetics *	491	31,414
Spectranetics *	268	7,236
Stryker	582	83,203
TESARO *	185	27,622
Varian Medical Systems *	322	31,884
Vertex Pharmaceuticals *	660	81,575
Wright Medical Group *	256	6,840
Zimmer Biomet Holdings	639	76,175
		1,664,428
Industrials — 0.3%
Integer Holdings *	190	7,543
Real Estate Investment Trusts — 10.4%
Care Capital Properties	275	7,230
HCP	1,624	50,896
LTC Properties	155	7,471
National Health Investors	105	7,930
Omega Healthcare Investors	677	21,204
Quality Care Properties *	394	6,666
Sabra Health Care	268	6,279
Senior Housing Properties Trust	819	17,314
Ventas	1,153	76,662
Welltower	1,044	75,732
		277,384
TOTAL UNITED STATES		1,958,114
TOTAL INVESTMENTS — 99.7%
(Cost $2,374,699)		$2,669,786

Percentages are based on Net Assets of $2,676,669.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of May 31, 2017 was $16,704 and represents 0.6% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Longevity Thematic ETF

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Millennials Thematic ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Consumer Goods — 12.9%
Carter's	400	$32,864
Columbia Sportswear	572	31,048
Fitbit, Cl A *	2,687	14,053
GoPro, Cl A *	1,694	13,925
Hasbro	1,030	108,418
Kate Spade *	1,052	19,378
Lululemon Athletica *	1,048	50,587
Michael Kors Holdings *	1,336	44,328
NIKE, Cl B	2,672	141,589
Under Armour, Cl A *	1,510	28,932
VF	2,698	145,153
Wayfair, Cl A *	416	26,187
Zynga, Cl A *	6,470	22,774
		679,236
Consumer Services — 50.2%
Amazon.com *	166	165,107
Avis Budget Group *	702	16,069
Bankrate *	1,521	15,894
Bed Bath & Beyond	1,203	41,395
Bright Horizons Family Solutions *	489	37,516
CarMax *	1,536	96,507
Chegg *	1,799	21,588
Children's Place Retail Stores	144	15,581
Chipotle Mexican Grill, Cl A *	237	113,132
Costco Wholesale	873	157,515
Dick's Sporting Goods	724	29,778
DSW, Cl A	744	12,522
eBay *	4,333	148,622
El Pollo Loco Holdings *	1,223	16,694
Etsy *	1,401	18,787
Expedia	1,149	165,204
Francesca's Holdings *	983	12,445
GNC Holdings, Cl A	2,026	15,357

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Groupon, Cl A *	4,608	$13,870
GrubHub *	705	30,646
Home Depot	1,012	155,352
K12 *	791	14,895
L Brands	2,352	121,363
Liberty Expedia Holdings, Cl A *	444	23,163
Live Nation Entertainment *	1,675	57,771
Lowe's	1,814	142,889
Netflix *	1,032	168,289
Pandora Media *	1,930	17,177
Panera Bread, Cl A *	176	55,350
Pier 1 Imports	2,030	10,170
Planet Fitness, Cl A	789	17,240
priceline.com *	85	159,553
Sprouts Farmers Market *	1,121	26,859
Starbucks	2,579	164,050
TripAdvisor *	1,081	41,629
Trivago ADR *	1,129	21,248
TrueCar *	1,029	18,090
Vitamin Shoppe *	769	8,920
Walt Disney	1,311	141,509
WebMD Health, Cl A *	309	17,298
Whole Foods Market	2,625	91,849
Yelp, Cl A *	654	18,260
		2,637,153
Financials — 2.1%
LendingClub *	3,281	18,046
LendingTree *	122	18,983
Nelnet, Cl A	340	13,365
SLM *	3,530	36,677
Zillow Group, Cl A *	447	19,619
		106,690
Industrials — 6.8%
Fiserv *	1,282	160,609
MINDBODY, Cl A *	554	15,540
PayPal Holdings *	3,494	182,421
		358,570
Real Estate Investment Trusts — 10.0%
American Campus Communities	1,098	52,111
AvalonBay Communities	791	151,271
Camden Property Trust	746	62,149
Education Realty Trust	601	23,024
Equity Residential	2,340	152,311

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
UDR	2,202	$85,019
		525,885
Technology — 17.8%
Alphabet, Cl A *	176	173,727
Apple	1,047	159,940
Blucora *	869	17,815
Facebook, Cl A *	1,064	161,153
IAC *	592	62,953
Instructure *	650	17,355
Intuit	1,258	176,925
Match Group *	848	16,519
Square, Cl A *	1,711	39,336
Twitter *	6,027	110,415
		936,138
TOTAL UNITED STATES		5,243,672
TOTAL INVESTMENTS — 99.8%
(Cost $4,853,786)		$5,243,672

Percentages are based on Net Assets of $5,254,951.

*	Non-income producing security.

ADR –- American Depositary Receipt

Cl — Class

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	May 31, 2017 (Unaudited)

Global X U.S. Infrastructure Development ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
NETHERLANDS— 0.5%
Industrials — 0.5%
Chicago Bridge & Iron	2,184	$41,321
UNITED STATES— 99.2%
Basic Materials — 17.8%
AK Steel Holding *	6,849	41,779
Alcoa	3,988	131,365
Allegheny Technologies	2,376	36,661
Calgon Carbon	1,541	21,651
Century Aluminum *	1,590	22,928
Cliffs Natural Resources *	5,028	29,615
Commercial Metals	2,520	45,612
CSW Industrials *	671	23,686
Haynes International	594	21,265
Minerals Technologies	759	54,610
Nucor	4,208	244,485
Reliance Steel & Aluminum	1,584	115,553
RPM International	2,910	157,809
Ryerson Holding *	2,305	19,247
Steel Dynamics	5,319	180,793
United States Steel	3,758	78,354
Westlake Chemical	2,811	172,764
		1,398,177
Consumer Services — 0.6%
Herc Holdings *	495	18,726
Titan Machinery *	1,771	29,841
		48,567
Industrials — 77.1%
Acuity Brands	958	156,068
Advanced Drainage Systems	1,012	19,380
AECOM *	3,383	108,628
Aegion, Cl A *	1,051	20,799

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	May 31, 2017 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Altra Industrial Motion	660	$28,512
Anixter International *	721	54,435
Argan	330	19,486
Astec Industries	352	19,701
Atkore International Group *	913	19,045
Badger Meter	638	25,010
Columbus McKinnon	891	24,895
Crane	1,277	99,070
CSX	5,275	285,747
Eagle Materials	1,056	99,581
Eaton	3,455	267,348
EMCOR Group	1,320	83,186
Emerson Electric	4,165	246,235
Exponent	418	24,787
Fastenal	4,923	212,526
Fluor	3,037	136,240
Fortive	4,418	275,904
General Cable	1,205	19,943
Genesee & Wyoming, Cl A *	1,337	87,573
Global Brass & Copper Holdings	737	22,331
Gorman-Rupp	754	18,149
Granite Construction	864	40,487
H&E Equipment Services	946	18,816
HD Supply Holdings *	4,385	176,935
Hubbell, Cl B	1,210	140,251
Insteel Industries	660	20,962
Jacobs Engineering Group	2,635	138,127
Kansas City Southern	2,344	223,149
Lincoln Electric Holdings	1,441	128,797
Manitowoc	3,581	20,268
Martin Marietta Materials	1,067	239,115
MasTec *	1,794	76,066
MDU Resources Group	4,258	115,945
Mueller Industries	1,254	35,463
Mueller Water Products, Cl A	3,537	39,544
MYR Group *	638	18,732
Norfolk Southern	2,080	257,982
Powell Industries	638	21,009
Quanta Services *	3,152	96,640
RBC Bearings *	517	52,382
Rexnord *	2,255	51,414
Rockwell Automation	1,651	262,047
SPX *	979	23,584
Stantec	2,492	57,441

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	May 31, 2017 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Summit Materials, Cl A *	2,344	$62,960
Team *	726	18,622
Tetra Tech	1,249	57,392
TimkenSteel *	1,452	19,021
Trimble Navigation *	5,463	196,887
Tutor Perini *	825	21,409
Union Pacific	2,294	253,028
United Rentals *	1,837	199,737
US Concrete *	374	24,721
Valmont Industries	495	72,468
Vulcan Materials	1,904	237,334
Wabash National	1,386	27,706
Wabtec	1,942	158,758
WESCO International *	1,056	64,574
		6,044,352
Oil & Gas — 1.0%
MRC Global *	2,079	37,526
NOW *	2,343	38,683
		76,209
Technology — 1.3%
Calix *	3,394	22,231
Dycom Industries *	682	57,418
Silver Spring Networks *	1,914	19,484
		99,133
Utilities — 1.4%
Vectren	1,805	110,719
TOTAL UNITED STATES		7,777,157
TOTAL COMMON STOCK
(Cost $7,984,288)		7,818,478
CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	1,017
TOTAL INVESTMENTS — 99.7%
(Cost $7,985,288)		$7,819,495

Percentages are based on Net Assets of $7,840,056.

*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	May 31, 2017 (Unaudited)

Global X U.S. Infrastructure Development ETF

The following is a summary of the level of inputs used as of May 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,818,478	$—	$—	$7,818,478
Corporate Obligation	—	1,017	—	1,017
Total Investments in Securities	$7,818,478	$1,017	$—	$7,819,495

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Conscious Companies ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
CANADA— 0.7%
Financials — 0.7%
Toronto-Dominion Bank	5,804	$276,851
UNITED STATES— 98.9%
Basic Materials — 3.7%
Arconic	10,850	298,050
Compass Minerals International	4,210	270,072
Newmont Mining	8,264	282,215
Praxair	2,354	311,410
Westlake Chemical	4,387	269,625
		1,431,372
Consumer Goods — 17.3%
Campbell Soup	4,918	283,523
Clorox	2,101	285,169
Coca-Cola	6,549	297,783
Colgate-Palmolive	3,863	294,978
Dr Pepper Snapple Group	2,879	267,200
Estee Lauder, Cl A	3,311	311,698
Ford Motor	24,873	276,587
Gentex	14,104	267,694
Harley-Davidson	5,054	267,913
Hasbro	2,938	309,254
Hershey	2,654	305,926
Hormel Foods	8,131	273,446
JM Smucker	2,229	284,977
Kellogg	3,898	279,097
Kimberly-Clark	2,170	281,514
Molson Coors Brewing, Cl B	2,974	281,905

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
NIKE, Cl B	5,050	$267,600
PepsiCo	2,487	290,656
Pool	2,372	282,576
Procter & Gamble	3,206	282,417
PVH	2,870	304,076
Tupperware Brands	4,393	315,901
VF	5,051	271,744
		6,583,634
Consumer Services — 15.0%
Alaska Air Group	3,165	275,513
Best Buy	5,571	330,862
Buffalo Wild Wings *	1,744	250,613
Chipotle Mexican Grill, Cl A *	588	280,682
Choice Hotels International	4,481	291,041
Copart *	9,328	290,940
Costco Wholesale	1,722	310,701
CVS Health	3,558	273,361
Delta Air Lines	6,195	304,361
Home Depot	1,881	288,752
Kohl's	7,036	270,393
Lowe's	3,379	266,164
Marriott International, Cl A	3,050	328,332
Nordstrom	5,923	247,581
priceline.com *	161	302,211
Starbucks	4,654	296,041
Target	5,149	283,968
Tiffany	3,076	267,489
Walt Disney	2,465	266,072
Whole Foods Market	7,899	276,386
		5,701,463
Financials — 12.6%
Allstate	3,538	305,471
American Express	3,544	272,675
Capital One Financial	3,412	262,451
CBRE Group, Cl A *	8,205	286,190
Erie Indemnity, Cl A	2,292	269,929
Jones Lang LaSalle	2,522	291,215
JPMorgan Chase	3,337	274,135
KeyCorp	15,541	271,501
Mastercard, Cl A	2,468	303,267
Moody's	2,453	290,558
PNC Financial Services Group	2,387	283,337
Progressive	7,163	303,926
Simon Property Group	1,640	252,970

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	3,928	$276,688
Travelers	2,370	295,895
US Bancorp	5,584	284,170
Visa, Cl A	3,094	294,642
		4,819,020
Health Care — 10.8%
AbbVie	4,420	291,809
Amgen	1,758	272,912
Becton Dickinson	1,523	288,197
Biogen Idec *	1,034	256,194
Bristol-Myers Squibb	5,274	284,532
Celgene *	2,308	264,058
DaVita Healthcare Partners *	4,164	275,907
Eli Lilly	3,444	274,039
Johnson & Johnson	2,317	297,155
Merck	4,591	298,920
PAREXEL International *	4,488	362,720
Thermo Fisher Scientific	1,819	314,305
Varian Medical Systems *	3,169	313,795
Waters *	1,779	319,544
		4,114,087
Industrials — 16.0%
3M	1,473	301,184
Agilent Technologies	5,296	319,561
Ball	7,656	313,130
Boeing	1,564	293,453
CSX	5,555	300,914
Cummins	1,938	305,622
Expeditors International of Washington	4,993	266,526
FedEx	1,523	295,219
Fluor	5,577	250,184
General Electric	9,426	258,084
Honeywell International	2,220	295,238
IDEX	2,776	301,113
ManpowerGroup	2,811	286,357
Mettler-Toledo International *	575	335,115
Rockwell Automation	1,837	291,569
Sherwin-Williams	869	288,308
Sonoco Products	5,301	268,814
Union Pacific	2,600	286,780
United Parcel Service, Cl B	2,667	282,622
United Technologies	2,453	297,500
WW Grainger	1,445	248,945
		6,086,238

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 5.3%
Chevron	2,689	$278,257
ConocoPhillips	5,908	264,029
EOG Resources	3,014	272,194
First Solar *	10,527	405,395
Hess	5,963	273,642
Occidental Petroleum	4,560	268,721
Schlumberger	3,769	262,285
		2,024,523
Technology — 14.5%
Alphabet, Cl A *	328	323,766
Apple	1,983	302,923
Applied Materials	7,089	325,243
Cerner *	4,783	312,569
Cisco Systems	8,595	271,000
Cognizant Technology Solutions, Cl A	4,891	327,257
Facebook, Cl A *	1,964	297,467
Intel	7,767	280,466
International Business Machines	1,759	268,476
Intuit	2,383	335,145
Microsoft	4,248	296,680
Motorola Solutions	3,370	281,631
NVIDIA	2,774	400,428
QUALCOMM	5,372	307,654
Teradata *	9,081	247,548
Teradyne	8,697	309,178
Western Digital	3,394	305,664
Xilinx	4,890	326,213
		5,519,308
Telecommunications — 1.4%
AT&T	7,064	272,176
Verizon Communications	5,970	278,441
		550,617
Utilities — 2.3%
Consolidated Edison	3,566	295,229
Entergy	3,691	291,810
WEC Energy Group	4,677	293,529
		880,568
TOTAL UNITED STATES		37,710,830
TOTAL INVESTMENTS — 99.6%
(Cost $34,421,051)		$37,987,681

Percentages are based on Net Assets of $38,124,556.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Conscious Companies ETF

Cl — Class

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

28

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Founder-Run Companies ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Basic Materials — 1.9%
Steel Dynamics	644	$21,890
Westlake Chemical	374	22,986
		44,876
Consumer Goods — 5.9%
Gentex	1,128	21,409
Hain Celestial Group *	630	22,006
National Beverage	263	25,235
Skechers U.S.A., Cl A *	922	23,530
Tesla Motors *	74	25,235
Under Armour, Cl A *	1,084	20,769
		138,184
Consumer Services — 14.5%
Amazon.com *	25	24,865
Cheesecake Factory	363	21,410
Chipotle Mexican Grill, Cl A *	49	23,390
DISH Network, Cl A *	361	23,021
GrubHub *	542	23,561
L Brands	441	22,755
Las Vegas Sands	395	23,357
Netflix *	153	24,950
Pandora Media *	2,146	19,099
Panera Bread, Cl A *	74	23,272
TripAdvisor *	518	19,948
Urban Outfitters *	1,018	19,210
VCA Antech *	254	23,401
Whole Foods Market	640	22,394

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Wynn Resorts	189	$24,324
		338,957
Financials — 9.9%
Athene Holding, Cl A *	437	21,535
BlackRock, Cl A	61	24,964
Capital One Financial	292	22,461
Essent Group *	629	22,814
Interactive Brokers Group, Cl A	669	23,335
Intercontinental Exchange	384	23,113
MarketAxess Holdings	121	23,060
SEI Investments	459	22,991
Signature Bank NY *	168	24,027
Wintrust Financial	329	22,622
		230,922
Health Care — 15.2%
Intercept Pharmaceuticals *	207	23,163
Ionis Pharmaceuticals *	483	22,116
Jazz Pharmaceuticals *	146	21,252
Juno Therapeutics *	934	21,697
Kite Pharma *	284	20,539
Masimo *	227	19,758
Medicines *	472	18,771
MEDNAX *	386	20,960
Neurocrine Biosciences *	436	18,953
PAREXEL International *	365	29,499
Regeneron Pharmaceuticals *	60	27,544
Seattle Genetics *	341	21,817
TESARO *	158	23,591
Ultragenyx Pharmaceutical *	362	19,494
United Therapeutics *	185	22,365
Universal Health Services, Cl B	193	21,936
		353,455
Industrials — 7.4%
Clean Harbors *	401	23,423
CoStar Group *	97	25,372
Euronet Worldwide *	282	24,599
FedEx	123	23,842
IPG Photonics *	184	25,583
Orbital ATK	235	23,890

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TransDigm Group	94	$25,200
		171,909
Oil & Gas — 4.6%
Antero Resources *	1,099	22,607
Continental Resources *	549	20,642
Laredo Petroleum *	1,823	21,420
Oasis Petroleum *	1,951	19,042
Parsley Energy, Cl A *	782	23,186
		106,897
Real Estate Investment Trusts — 12.8%
Acadia Realty Trust	801	21,747
Alexandria Real Estate Equities	207	24,153
American Campus Communities	491	23,303
American Homes 4 Rent, Cl A	1,011	22,717
Apartment Investment & Management, Cl A	533	22,876
Brandywine Realty Trust	1,373	23,931
Camden Property Trust	283	23,577
DiamondRock Hospitality	2,116	23,467
GEO Group	699	20,928
Healthcare Trust of America, Cl A	730	22,404
Medical Properties Trust	1,782	23,077
Starwood Property Trust	1,039	22,879
Vornado Realty Trust	242	22,312
		297,371
Technology — 26.8%
Akamai Technologies *	382	18,011
Alphabet, Cl A *	25	24,677
athenahealth *	238	31,887
Cavium *	338	24,664
Cerner *	360	23,526
Cognizant Technology Solutions, Cl A	387	25,894
EPAM Systems *	303	25,416
Facebook, Cl A *	155	23,476
Fortinet *	597	23,486
Medidata Solutions *	356	25,340
Monolithic Power Systems	255	25,041
NetScout Systems *	619	22,655
NVIDIA	223	32,190
Paycom Software *	387	25,325
salesforce.com *	270	24,203
Snap, Cl A *	1,033	21,910
Square, Cl A *	1,277	29,358
SS&C Technologies Holdings	634	23,826
Twitter *	1,402	25,685

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	May 31, 2017 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Ubiquiti Networks *	452	$21,316
Ultimate Software Group *	115	25,385
Veeva Systems, Cl A *	434	27,577
VeriSign *	262	23,622
ViaSat *	364	23,751
Workday, Cl A *	267	26,695
		624,916
Telecommunications — 0.9%
Zayo Group Holdings *	664	21,354
TOTAL INVESTMENTS — 99.9%
(Cost $2,299,879)		$2,328,841

Percentages are based on Net Assets of $2,330,096.

*	Non-income producing security.

Cl — Class

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

32

Statements of Assets and Liabilities
May 31, 2017 (Unaudited)

	Global X FinTech ETF	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF
Assets:
Cost of Investments	$4,059,102	$45,764,543	$110,389,779
Cost of Foreign Currency	—	—	148
Investments, at Value	$4,504,545	$48,868,097	$117,842,866
Cash	3,760	78,209	19
Foreign Currency, at Value	—	—	148
Dividend and Interest Receivable	1,072	53,667	125,153
Reclaim Receivable	132	4,660	28,960
Receivable for Capital Shares Sold	—	—	2,769,832
Receivable for Investment Securities Sold	—	—	539,267
Total Assets	4,509,509	49,004,633	121,306,245
Liabilities:
Payable due to Investment Adviser	1,826	25,551	52,067
Payable for Investment Securities Purchased	—	—	3,310,485
Total Liabilities	1,826	25,551	3,362,552
Net Assets	$4,507,683	$48,979,082	$117,943,693
Net Assets Consist of:
Paid-in Capital	$4,063,286	$45,750,315	$110,328,465
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(1,146)	96,169	168,482
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	93	28,905	(7,934)
Net Unrealized Appreciation on Investments	445,443	3,103,554	7,453,087
Net Unrealized Appreciation on Foreign Currency Translations	7	139	1,593
Net Assets	$4,507,683	$48,979,082	$117,943,693
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	250,000	2,700,000	6,350,000
Net Asset Value, Offering and Redemption Price Per Share	$18.03	$18.14	$18.57

The accompanying notes are an integral part of the financial statements.

33

Statements of Assets and Liabilities
May 31, 2017 (Unaudited)

	Global X Health & Wellness Thematic ETF	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF
Assets:
Cost of Investments	$2,298,598	$2,374,699	$4,853,786
Cost of Foreign Currency	401	1	—
Investments, at Value	$2,318,926	$2,669,786	$5,243,672
Cash	3,195	6,517	10,505
Foreign Currency, at Value	401	1	—
Dividend and Interest Receivable	4,012	990	2,932
Reclaim Receivable	417	495	—
Total Assets	2,326,951	2,677,789	5,257,109
Liabilities:
Payable due to Investment Adviser	785	1,120	2,158
Total Liabilities	785	1,120	2,158
Net Assets	$2,326,166	$2,676,669	$5,254,951
Net Assets Consist of:
Paid-in Capital	$2,281,088	$2,375,016	$4,670,428
Undistributed Net Investment Income	5,099	3,087	2,555
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	19,623	3,469	192,082
Net Unrealized Appreciation on Investments	20,328	295,087	389,886
Net Unrealized Appreciation on Foreign Currency Translations	28	10	—
Net Assets	$2,326,166	$2,676,669	$5,254,951
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	150,000	150,000	300,000
Net Asset Value, Offering and Redemption Price Per Share	$15.51	$17.84	$17.52

The accompanying notes are an integral part of the financial statements.

34

Statements of Assets and Liabilities
May 31, 2017 (Unaudited)

	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder- Run Companies ETF
Assets:
Cost of Investments	$7,985,288	$34,421,051	$2,299,879
Investments, at Value	$7,819,495	$37,987,681	$2,328,841
Cash	11,130	61,205	1,958
Receivable for Capital Shares Sold	715,160	—	—
Dividend and Interest Receivable	11,990	89,021	651
Reclaim Receivable	11	232	—
Total Assets	8,557,786	38,138,139	2,331,450
Liabilities:
Payable for Investment Securities Purchased	715,027	—	—
Payable due to Investment Adviser	2,703	13,583	1,354
Total Liabilities	717,730	13,583	1,354
Net Assets	$7,840,056	$38,124,556	$2,330,096
Net Assets Consist of:
Paid-in Capital	$7,991,224	$33,824,896	$2,249,237
Undistributed Net Investment Income	14,625	248,470	1,157
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	—	484,560	50,740
Net Unrealized Appreciation (Depreciation) on Investments	(165,793)	3,566,630	28,962
Net Assets	$7,840,056	$38,124,556	$2,330,096
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	550,000	2,200,000	150,000
Net Asset Value, Offering and Redemption Price Per Share	$14.25	$17.33	$15.53

The accompanying notes are an integral part of the financial statements.

35

Statements of Operations
For the period ended May 31, 2017 (Unaudited)

	Global X FinTech ETF	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF
Investment Income:
Dividend Income	$6,341	$191,821	$328,733
Interest Income	1	—	97
Less: Foreign Taxes Withheld	(319)	(5,681)	(46,984)
Total Investment Income	6,023	186,140	281,846
Supervision and Administration Fees(1)	6,496	82,671	112,707
Custodian Fees	17	165	656
Total Expenses	6,513	82,836	113,363
Net Expenses	6,513	82,836	113,363
Net Investment Income (Loss)	(490)	103,304	168,483
Net Realized Gain (Loss) on:
Investments	80	30,749	(8,113)
Foreign Currency Transactions	13	(1,252)	179
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	93	29,497	(7,934)
Net Change in Unrealized Appreciation on:
Investments	462,173	3,001,773	7,472,674
Foreign Currency Translations	7	139	1,953
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	462,180	3,001,912	7,474,627
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	462,273	3,031,409	7,466,693
Net Increase in Net Assets Resulting from Operations	$461,783	$3,134,713	$7,635,176

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

36

Statements of Operations
For the period ended May 31, 2017 (Unaudited)

	Global X Health & Wellness Thematic ETF	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF
Investment Income:
Dividend Income	$10,954	$10,493	$17,357
Less: Foreign Taxes Withheld	(666)	(369)	—
Total Investment Income	10,288	10,124	17,357
Supervision and Administration Fees(1)	5,254	6,486	14,428
Custodian Fees	—	1	—
Total Expenses	5,254	6,487	14,428
Waiver of Supervision and Administration Fees	(523)	(785)	(1,450)
Net Expenses	4,731	5,702	12,978
Net Investment Income	5,557	4,422	4,379
Net Realized Gain (Loss) on:
Investments	20,077	12,513	192,082	(2)
Foreign Currency Transactions	(451)	(680)	—
Net Realized Gain on Investments and Foreign Currency Transactions	19,626	11,833	192,082
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	68,381	317,108	311,794
Foreign Currency Translations	78	60	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	68,459	317,168	311,794
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	88,085	329,001	503,876
Net Increase in Net Assets Resulting from Operations	$93,642	$333,423	$508,255

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

37

Statements of Operations
For the period ended May 31, 2017 (Unaudited)

	Global X U.S. Infrastructure Development ETF(1)	Global X Conscious Companies ETF		Global X Founder- Run Companies ETF(2)
Investment Income:
Dividend Income	$19,513	$355,040		$5,703
Interest Income	14	—		—
Less: Foreign Taxes Withheld	(20)	(454)		—
Total Investment Income	19,507	354,586		5,703
Supervision and Administration Fees(3)	6,025	76,606		4,546
Total Expenses	6,025	76,606		4,546
Waiver of Supervision and Administration Fees	(1,143)	–		–
Net Expenses	4,882	76,606		4,546
Net Investment Income	14,625	277,980		1,157
Net Realized Gain on:
Investments	—	544,296	(4)	50,740	(4)
Net Realized Gain on Investments	—	544,296		50,740
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(165,793)	2,791,545		28,962
Net Change in Unrealized Appreciation (Depreciation) on Investments	(165,793)	2,791,545		28,962
Net Realized and Unrealized Gain (Loss) on Investments	(165,793)	3,335,841		79,702
Net Increase (Decrease) in Net Assets Resulting from Operations	$(151,168)	$3,613,821		$80,859

(1)	The Fund commenced operations on March 6, 2017.
(2)	The Fund commenced operations on February 13, 2017.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

38

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Internet of Things ETF
	Period Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(1) (Audited)	Period Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(1) (Audited)
Operations:
Net Investment Income (Loss)	$(490)	$(656)	$103,304	$14,558
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	93	—	29,497	(380)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	462,180	(16,730)	3,001,912	101,781
Net Increase (Decrease) in Net Assets Resulting from Operations	461,783	(17,386)	3,134,713	115,959
Dividends and Distributions from:
Net Investment Income	—	—	(21,905)	—
Total Dividends and Distributions	—	—	(21,905)	—
Capital Share Transactions:
Issued	2,555,285	1,508,001	41,985,544	3,764,771
Increase in Net Assets from Capital Share Transactions	2,555,285	1,508,001	41,985,544	3,764,771
Total Increase in Net Assets	3,017,068	1,490,615	45,098,352	3,880,730
Net Assets:
Beginning of Period	1,490,615	—	3,880,730	—
End of Period	$4,507,683	$1,490,615	$48,979,082	$3,880,730
Undistributed Net Investment Income (Accumulated Net Investment Loss)	$(1,146)	$(656)	$96,169	$14,770
Share Transactions:
Issued	150,000	100,000	2,450,000	250,000
Net Increase in Shares Outstanding from Share Transactions	150,000	100,000	2,450,000	250,000

(1)	The Fund commenced operations on September 12, 2016

The accompanying notes are an integral part of the financial statements.

39

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X Health & Wellness Thematic ETF
	Period Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(1) (Audited)	Period Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(2) (Audited)
Operations:
Net Investment Income	$168,483	$2,222	$5,557	$7,061
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(7,934)	(90)	19,626	(14)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	7,474,627	(19,947)	68,459	(48,103)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,635,176	(17,815)	93,642	(41,056)
Dividends and Distributions from:
Net Investment Income	(2,133)	—	(7,508)	—
Total Dividends and Distributions	(2,133)	—	(7,508)	—
Capital Share Transactions:
Issued	107,337,179	2,991,286	767,843	1,513,245
Increase in Net Assets from Capital Share Transactions	107,337,179	2,991,286	767,843	1,513,245
Total Increase in Net Assets	114,970,222	2,973,471	853,977	1,472,189
Net Assets:
Beginning of Period	2,973,471	—	1,472,189	—
End of Period	$117,943,693	$2,973,471	$2,326,166	$1,472,189
Undistributed Net Investment Income	$168,482	$2,132	$5,099	$7,050
Share Transactions:
Issued	6,150,000	200,000	50,000	100,000
Net Increase in Shares Outstanding from Share Transactions	6,150,000	200,000	50,000	100,000

(1)	The Fund commenced operations on September 12, 2016
(2)	The Fund commenced operations on May 9, 2016

The accompanying notes are an integral part of the financial statements.

40

Statements of Changes in Net Assets

	Global X Longevity Thematic ETF		Global X Millennials Thematic ETF
	Period Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(1) (Audited)	Period Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(2) (Audited)
Operations:
Net Investment Income	$4,422	$6,914	$4,379	$9,704
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	11,833	(486)	192,082	884
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	317,168	(22,071)	311,794	78,092
Net Increase (Decrease) in Net Assets Resulting from Operations	333,423	(15,643)	508,255	88,680
Dividends and Distributions from:
Net Investment Income	(9,295)	—	(12,412)	—
Net Realized Gains	(6,832)	—	—	—
Total Dividends and Distributions	(16,127)	—	(12,412)	—
Capital Share Transactions:
Issued	842,770	1,532,246	1,699,912	3,807,099
Redeemed	—	—	(836,583)	—
Increase in Net Assets from Capital Share Transactions	842,770	1,532,246	863,329	3,807,099
Total Increase in Net Assets	1,160,066	1,516,603	1,359,172	3,895,779
Net Assets:
Beginning of Period	1,516,603	—	3,895,779	—
End of Period	$2,676,669	$1,516,603	$5,254,951	$3,895,779
Undistributed Net Investment Income	$3,087	$7,960	$2,555	$10,588
Share Transactions:
Issued	50,000	100,000	100,000	250,000
Redeemed	—	—	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	50,000	100,000	50,000	250,000

(1)	The Fund commenced operations on May 9, 2016
(2)	The Fund commenced operations on May 4, 2016

The accompanying notes are an integral part of the financial statements.

41

Statements of Changes in Net Assets

	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF		Global X Founder-Run Companies ETF
	Period Ended May 31, 2017(1) (Unaudited)	Period Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(2) (Audited)	Period Ended May 31, 2017(3) (Unaudited)
Operations:
Net Investment Income	$14,625	$277,980	$298,406	$1,157
Net Realized Gain (Loss) on Investments	—	544,296	(12,276)	50,740
Net Change in Unrealized Appreciation (Depreciation) on Investments	(165,793)	2,791,545	775,085	28,962
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,168)	3,613,821	1,061,215	80,859
Dividends and Distributions from:
Net Investment Income	—	(328,342)	—	—
Total Dividends and Distributions	—	(328,342)	—	—
Capital Share Transactions:
Issued	7,991,224	4,152,937	32,872,597	3,018,348
Redeemed	—	(2,476,623)	(771,049)	(769,111)
Increase in Net Assets from Capital Share Transactions	7,991,224	1,676,314	32,101,548	2,249,237
Total Increase in Net Assets	7,840,056	4,961,793	33,162,763	2,330,096
Net Assets:
Beginning of Period	—	33,162,763	—	—
End of Period	$7,840,056	$38,124,556	$33,162,763	$2,330,096
Undistributed Net Investment Income	$14,625	$248,470	$298,832	$1,157
Share Transactions:
Issued	550,000	250,000	2,150,000	200,000
Redeemed	—	(150,000)	(50,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	550,000	100,000	2,100,000	150,000

(1)	The Fund commenced operations on March 6, 2017
(2)	The Fund commenced operations on July 11, 2016
(3)	The Fund commenced operations on February 13, 2017

The accompanying notes are an integral part of the financial statements.

42

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gain ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X FinTech ETF
2017(Unaudited)	14.91	—	3.12	3.12	—	—	—	18.03	20.93	4,508	0.68	†	0.68	†	(0.05	)†	—
2016(1)	15.08	(0.01)	(0.16)	(0.17)	—	—	—	14.91	(1.13)	1,491	0.68	†	0.68	†	(0.20	)†	—
Global X Internet of Things ETF
2017(Unaudited)	15.52	0.07	2.60	2.67	(0.05)	—	(0.05)	18.14	17.25	48,979	0.68	†	0.68	†	0.85	†	1.69
2016(1)	15.04	0.09	0.39	0.48	—	—	—	15.52	3.19	3,881	0.68	†	0.68	†	2.75	†	0.39
Global X Robotics & Artificial Intelligence ETF
2017(Unaudited)	14.87	0.09	3.62	3.71	(0.01)	—	(0.01)	18.57	24.95	117,944	0.68	†	0.68	†	1.02	†	1.46
2016(1)	14.84	0.02	0.01	0.03	—	—	—	14.87	0.20	2,974	0.68	†	0.68	†	0.62	†	—
Global X Health & Wellness Thematic ETF
2017(Unaudited)	14.72	0.05	0.82	0.87	(0.08)	—	(0.08)	15.51	5.92	2,326	0.61	†	0.68	†	0.72	†	13.23
2016(2)	15.13	0.07	(0.48)	(0.41)	—	—	—	14.72	(2.71)	1,472	0.68	†	0.68	†	0.82	†	—
Global X Longevity Thematic ETF
2017(Unaudited)	15.17	0.04	2.79	2.83	(0.09)	(0.07)	(0.16)	17.84	18.86	2,677	0.60	†	0.68	†	0.46	†	16.03
2016(2)	15.32	0.07	(0.22)	(0.15)	—	—	—	15.17	(0.98)	1,517	0.68	†	0.68	†	0.78	†	2.76
Global X Millennials Thematic ETF
2017(Unaudited)	15.58	0.02	1.97	1.99	(0.05)	—	(0.05)	17.52	12.81	5,255	0.61	†	0.68	†	0.21	†	15.23
2016(3)	14.95	0.05	0.58	0.63	—	—	—	15.58	4.21	3,896	0.68	†	0.68	†	0.59	†	—
Global X U.S. Infrastructure Development ETF
2017(4)(Unaudited)	14.98	0.05	(0.78)	(0.73)	—	—	—	14.25	(4.87)	7,840	0.47	†	0.58	†	1.41	†	—
Global X Conscious Companies ETF
2017(Unaudited)	15.79	0.13	1.56	1.69	(0.15)	—	(0.15)	17.33	10.80	38,125	0.43	†	0.43	†	1.56	†	6.77
2016(5)	15.09	0.15	0.55	0.70	—	—	—	15.79	4.64	33,163	0.43	†	0.43	†	2.57	†	37.35
Global X Founder-Run Companies ETF
2017(6)(Unaudited)	15.02	0.01	0.50	0.51	—	—	—	15.53	3.40	2,330	0.60	†	0.60	†	0.15	†	14.97

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on May 9, 2016.
(3)	The Fund commenced operations on May 4, 2016.
(4)	The Fund commenced operations on March 6, 2017.
(5)	The Fund commenced operations on July 11, 2016.
(6)	The Fund commenced operations on February 13, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

43

Notes to financial statements
May 31, 2017 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2017, the Trust had one hundred two portfolios, fifty seven of which were operational. The financial statements herein and the related notes pertain to the Global X FinTech ETF (formerly, Global X FinTech Thematic ETF), Global X Internet of Things ETF (formerly, Global X Internet of Things Thematic ETF), Global X Robotics & Artificial Intelligence ETF (formerly, Global X Robotics & Artificial Intelligence Thematic ETF), Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF, Global X U.S. Infrastructure Development ETF, Global X Conscious Companies ETF and Global X Founder-Run Companies ETF (the “Funds”). Each Fund, other than the Global X Conscious Companies ETF, had elected non-diversified status.

The Global X Founder-Run Companies ETF commenced operations on February 13, 2017. The Global X U.S. Infrastructure Development ETF commenced operations on March 6, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

44

Notes to financial statements (continued)
May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2017, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

45

Notes to financial statements (continued)
May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2017 there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Any foreign tax filings that have not been made, will be filed within the prescribed period.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

46

Notes to financial statements (continued)
May 31, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The creation fee may be waived for a Fund until it reaches a certain asset size.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

		Creation	Value at
	Creation Unit Shares	Fee	May 31, 2017	Redemption Fee
Global X FinTech ETF	50,000	$500	$901,500	$500
Global X Internet of Things ETF	50,000	750	907,000	750
Global X Robotics & Artificial Intelligence ETF	50,000	750	928,500	750
Global X Health & Wellness Thematic ETF	50,000	1,000	775,500	1,000
Global X Longevity Thematic ETF	50,000	1,000	892,000	1,000
Global X Millennials Thematic ETF	50,000	750	876,000	750
Global X U.S. Infrastructure Development ETF	50,000	750	712,500	750
Global X Conscious Companies ETF	50,000	750	866,500	750
Global X Founder-Run Companies ETF	50,000	750	776,500	750

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition,

47

Notes to financial statements (continued)
May 31, 2017 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X Health & Wellness Thematic ETF*	0.68%
Global X Longevity Thematic ETF*	0.68%
Global X Millennials Thematic ETF*	0.68%
Global X U.S. Infrastructure Development ETF*	0.58%
Global X Conscious Companies ETF	0.43%
Global X Founder-Run Companies ETF	0.65%

*Effective March 1, 2017, pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X U.S. Infrastructure Development ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.47% of the Fund’s average daily net assets per year until March 1, 2018. Effective April 1, 2017, pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and the Global X Millenials Thematic ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Funds average daily net assets per year until April 1, 2018. The Fund’s (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. As of May 31, 2017, the amounts of waivers/reimbursements subject to recoupment for the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millenials Thematic ETF and Global X U.S. Infrastructure Development ETF were $523 expiring 2020, $785 expiring 2020, $1,450 expiring 2020 and $1,143 expiring 2020.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statement and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

48

Notes to financial statements (continued)
May 31, 2017 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2017, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Fintech ETF	$2,553,761	$-	$-
Global X Internet of Things ETF	39,862,435	-	-
Global X Robotics & Artificial Intelligence ETF	107,295,063	-	-
Global X Health & Wellness Thematic ETF	703,240	-	-
Global X Longevity Thematic ETF	823,557	-	-
Global X Millennials Thematic ETF	1,699,785	836,462	195,902
Global X U.S. Infrastructure Development ETF	7,984,288	-	-
Global X Conscious Companies ETF	4,151,080	2,180,765	538,127
Global X Founder-Run Companies ETF	3,008,274	768,634	44,271

During the period ended May 31, 2017, there were no purchases or sales of long-term U.S. Government securities for the Funds.

49

Notes to financial statements (continued)
May 31, 2017 (Unaudited)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of November 30, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X FinTech ETF	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF	Global X Health & Wellness Thematic ETF
Undistributed Ordinary Income	$–	$14,974	$2,132	$7,402
Capital Loss Carryforwards	–	(592)	–	(2)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(16,730)	101,577	(19,947)	(48,456)
Late Year Loss Deferral	(656)	–	–	–
Total Distributable Earnings (Accumulated Losses)	$(17,386)	$115,959	$(17,815)	$(41,056)

	Global X Funds
	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF	Global X Conscious Companies ETF
Undistributed Ordinary Income	$8,119	$10,588	$298,832
Capital Loss Carryforwards	(1,532)	–	(52,567)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(22,230)	78,092	767,916
Total Distributable Earnings (Accumulated Losses)	$(15,643)	$88,680	$1,014,181

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2017, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X FinTech ETF	$4,059,102	$462,587	$(17,144)	$445,443
Global X Internet of Things ETF	45,764,543	4,006,019	(902,465)	3,103,554
Global X Robotics & Artificial Intelligence ETF	110,389,779	8,324,651	(871,564)	7,453,087
Global X Health & Wellness Thematic ETF	2,298,598	161,070	(140,742)	20,328
Global X Longevity Thematic ETF	2,374,699	329,963	(34,876)	295,087
Global X Millennials Thematic ETF	4,853,786	578,815	(188,929)	389,886
Global X U.S. Infrastructure Development ETF	7,985,288	165,738	(331,531)	(165,793)
Global X Conscious Companies ETF	34,421,051	4,594,786	(1,028,156)	3,566,630
Global X Founder-Run Companies ETF	2,299,879	145,837	(116,875)	28,962

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

50

Notes to financial statements (continued)
May 31, 2017 (Unaudited)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not not the underlying indexes).

Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

A more complete description of risks is included in each Fund’s prospectus and SAI.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly,

51

Notes to financial statements (concluded)
May 31, 2017 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (concluded)

and the borrower fails to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2017, the Funds had no securities on loan.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued.

52

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2016 to May 31, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

53

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,209.30	0.68%	$1.77
Hypothetical 5% Return	1,000.00	1,021.53	0.68	3.43
Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,172.50	0.68%	$1.74
Hypothetical 5% Return	1,000.00	1,021.53	0.68	3.43
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,249.50	0.68%	$1.81
Hypothetical 5% Return	1,000.00	1,021.52	0.68	3.45
Global X Health & Wellness Thematic ETF
Actual Fund Return	$1,000.00	$1,059.20	0.61%	$3.14
Hypothetical 5% Return	1,000.00	1,021.88	0.61	3.09
Global X Longevity Thematic ETF
Actual Fund Return	$1,000.00	$1,188.60	0.60%	$3.26
Hypothetical 5% Return	1,000.00	1,021.95	0.60	3.01
Global X Millennials Thematic ETF
Actual Fund Return	$1,000.00	$1,128.10	0.61%	$3.24
Hypothetical 5% Return	1,000.00	1,021.88	0.61	3.08
Global X U.S. Infrastructure Development ETF
Actual Fund Return(2)	$1,000.00	$951.30	0.47%	$1.08
Hypothetical 5% Return	1,000.00	1,022.59	0.47	2.37
Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,108.00	0.43%	$1.33
Hypothetical 5% Return	1,000.00	1,022.79	0.43	2.17
Global X Founder-Run Companies ETF
Actual Fund Return(3)	$1,000.00	$1,034.00	0.60%	$1.78
Hypothetical 5% Return	1,000.00	1,021.95	0.60	3.01

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 86/365 (to reflect the period from inception to date.)
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 107/365 (to reflect the period from inception to date.)

54

Approval of investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

On September 9, 2016, the Board of Trustees (including the Trust’s Independent Trustees voting separately) initially considered and unanimously approved (i) the initial Investment Advisory Agreement (“FR New Investment Advisory Agreement”), for the Global X Founder-Run Companies ETF (the “FR New Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“FR New Supervision and Administration Agreement”), on behalf the fund, and Global X Management.”

On February 24, 2017, the Board of Trustees (including the Trust’s Independent Trustees voting separately) initially considered and unanimously approved (i) the initial Investment Advisory Agreement (“IFD New Investment Advisory Agreement”), for the Global X U.S. Infrastructure Development ETF (the “IFD New Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“IFD New Supervision and Administration Agreement”), on behalf the fund, and Global X Management.

The FR New Advisory Agreement, FR New Supervision and Administration Agreement, IFD New Advisory Agreement and the IFD New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.” The FR New Fund and the IFD New Fund are referred to collectively as the “New Funds.” The September 9, 2016 meeting is referred to as the “September Meeting,” and the February 24, 2017 meeting is referred to as the “February Meeting,” and together with the September Meeting is referred to as the “Board Meetings.”

In advance of each of the February Meeting and September Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the respective New Fund Agreements to be considered at each meeting, and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their counsel at each Board Meeting and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for the New Funds, the Board considered a variety of factors at each Board Meeting, including the factors discussed at greater detail below.

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to the New Funds in accordance with the New Fund Agreements;

55

Approval of investment Advisory Agreement (Unaudited)

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board de ems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that would be provided by Global X Management or made available to the New Funds; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at each Board Meeting that it was satisfied with the nature, extent and quality of the services to be provided to the applicable New Funds by Global X Management.

Performance

The Board determined at each Board Meeting that, because the New Funds had not yet been operational for one calendar year, meaningful data relating to investment performance of the applicable New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Funds;

•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by the New Funds under the New Fund Agreements for the investment advisory, supervisory and administrative services that the New Funds requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

56

Approval of investment Advisory Agreement (Unaudited)

•	the expected profitability to Global X Management, if any, from all services to be provided to the New Funds and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded at each Board Meeting that the proposed Management Fee to be paid by the applicable New Funds to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the Ne w Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange -traded funds, and/or other comparable registered funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Funds and that the proposed Management Fee for the New Funds was set at a competitive level to make the New Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at each Board Meeting that the services to be received and the Fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;

57

Approval of investment Advisory Agreement (Unaudited)

•	the significant investment of time, personnel and other resources that Global X Management intends to make in each New Fund in order to seek to assure that each New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded at each Board Meeting that approval of the proposed unitary Management Fee for the New Funds appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered at each Board Meeting any other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded in each case that, in the exercise of its business judgement, all information it considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded at their September Meeting, in the exercise of their business judgement, that the FR New Advisory Agreement and FR New Supervision and Administration Agreement were fair and reasonable and in the best interest of the FR New Fund. Similarly, after full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded at their Feburary Meeting, in the exercise of their business judgment that the IFD New Advisory Agreement and the IFD New Supervision and Administration Agreement were fair and reasonable and in the best interest of the IFD New Fund.

In reaching these decisions, the Board did not assign relative weights to the factors discussed above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

58

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

59

Notes

60

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-0200

Item 2.       Code of Ethics.

Not applicable for semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.       Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.       Schedule of Investments.

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.      Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: August 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: August 7, 2017

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: August 7, 2017

*      Print the name and title of each signing officer under his or her signature.